Depreciation Amortization and Impairment - Schedule of Assumptions Used in Calculating the Rrecoverable Amount (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Chile [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Perpetuity rate	5.20%	5.20%
Projected inflation rate	3.00%
Discount rate	10.59%	10.50%
Colombia [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Perpetuity rate	6.50%	6.50%
Projected inflation rate	3.00%
Discount rate	11.99%	11.50%
Bottom of Range [Member] | Chile [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Projected inflation rate		2.80%
Loans growth	9.65%	8.40%
Solvency index limit	12.50%	10.00%
Bottom of Range [Member] | Colombia [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Perpetuity rate	5.90%	5.90%
Projected inflation rate		3.00%
Loans growth	8.60%	6.20%
Solvency index limit	11.50%	9.00%
Top of Range [Member] | Chile [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Projected inflation rate		3.00%
Loans growth	11.10%	9.90%
Solvency index limit	14.70%	12.00%
Top of Range [Member] | Colombia [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Perpetuity rate	7.10%	7.10%
Projected inflation rate		3.40%
Loans growth	10.40%	13.40%
Solvency index limit	4.00%	10.80%